Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Sensitivity [Table Text Block]
The following table represent the foreign currency sensitivity on net income and equity:

	2018		2019
(in millions)	Impact on net income €	Impact on equity €	Impact on net income €	Impact on equity €

US dollar	(8.7)	28.2	(11.5)	30.2
Japanese yen	(1.7)	(4.0)	4.2	(0.9)
Taiwanese dollar	(6.5)	(12.7)	(6.2)	—
Other currencies	(5.9)	—	(4.0)	—
Total	(22.8)	11.5	(17.5)	29.3

Schedule of Interest Rate Sensitivity [Table Text Block]
The following table represent the interest rate sensitivity on net income and equity:

	2018		2019
(in millions)	Impact on net income €	Impact on equity €	Impact on net income €	Impact on equity €

Effect of a 1.0% point increase in interest rates	10.3	—	17.2	—

Summary of Notional Amounts and Estimated Fair Values of Financial Instruments
The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

As of December 31	2018		2019
(in millions)	Notional amount €	Fair Value €	Notional amount €	Fair Value €

Forward foreign exchange contracts	134.1	(2.0)	142.6	(0.7)
Interest rate swaps	3,000.0	56.5	3,000.0	134.3

Derivative Financial Instruments Per Category
The following table summarizes our derivative financial instruments per category:

As of December 31	2018		2019
(in millions)	Assets €	Liabilities €	Assets €	Liabilities €

Interest rate swaps — cash flow hedges	—	—	—	—
Interest rate swaps — fair value hedges	88.5	32.0	134.3	—
Forward foreign exchange contracts — cash flow hedges	6.5	0.9	2.4	0.6
Forward foreign exchange contracts — net investment hedge	—	2.6	—	—
Forward foreign exchange contracts — no hedge accounting	6.9	11.9	0.8	3.3
Total	101.9	47.4	137.5	3.9

Less non-current portion:
Interest rate swaps — fair value hedges	59.7	32.0	103.0	—
Total non-current portion	59.7	32.0	103.0	—

Total current portion	42.2	15.4	34.5	3.9

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following tables present our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2019	Level 1	Level 2	Level 3	Total
(in millions)	€	€	€	€

Assets measured at fair value
Derivative financial instruments [1]	—	137.5	—	137.5
Money market funds [2]	2,139.7	—	—	2,139.7
Short-term investments [3]	—	1,185.8	—	1,185.8
Total	2,139.7	1,323.3	—	3,463.0

Liabilities measured at fair value
Derivative financial instruments [1]	—	3.9	—	3.9

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,247.7	—	—	3,247.7

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.

2.	Money market funds are part of our cash and cash equivalents. See Note 4 Cash and cash equivalents and short-term investments.

3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

4.	Long-term debt relates to Eurobonds. See Note 15 Long-term debt and interest and other costs.

As of December 31, 2018	Level 1	Level 2	Level 3	Total
(in millions)	€	€	€	€

Assets measured at fair value
Derivative financial instruments [1]	—	101.9	—	101.9
Money market funds [2]	2,342.6	—	—	2,342.6
Short-term investments [3]	—	913.3	—	913.3
Total	2,342.6	1,015.2	—	3,357.8

Liabilities measured at fair value
Derivative financial instruments [1]	—	47.4	—	47.4

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,119.4	—	—	3,119.4

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.

2.	Money market funds are part of our cash and cash equivalents. See Note 4 Cash and cash equivalents and short-term investments.

3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

4.
Long-term debt relates to Eurobonds. See Note 15 Long-term debt and interest and other costs.